Income Taxes - Income Tax Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Income tax expense	€ 46	€ 61
Corporation tax rate	15.00%
Solidarity surcharge on corporation tax rate	5.50%
Trade tax rate	11.73%
Total group tax rate	27.55%	27.55%